Stock-Based Compensation and Other Non-Cash Long-Term Incentive Compensation (Details) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended		1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Restricted stock awards	Jul. 31, 2013 Restricted stock awards Minimum	Jul. 31, 2013 Restricted stock awards Maximum	Sep. 30, 2013 2013 Long-Term Incentive Plan	Sep. 30, 2012 2013 Long-Term Incentive Plan	Sep. 30, 2013 2013 Long-Term Incentive Plan	Sep. 30, 2012 2013 Long-Term Incentive Plan	Jan. 31, 2013 LTIP	Jan. 31, 2013 2013 Director Long-Term Incentive Plan for non-employee members	Jul. 31, 2013 Amended Plans	Jul. 31, 2013 Amended Plans Day following IPO Key Management Personnel	Jul. 31, 2013 Amended Plans Day following IPO Board of Director	Jul. 31, 2013 Amended Plans December 31, 2013 Key Management Personnel	Jul. 31, 2013 Amended Plans December 31, 2014 Key Management Personnel	Jul. 31, 2013 Amended Plans December 31, 2014 Board of Director	Jul. 31, 2013 Amended Plans December 31, 2015 Key Management Personnel	Jul. 31, 2013 Amended Plans December 31, 2015 Board of Director	Jul. 31, 2013 Amended Plans December 31, 2016 Key Management Personnel	Jul. 31, 2013 Amended Plans December 31, 2016 Board of Director	Jul. 31, 2013 Amended Plans December 31, 2017 Key Management Personnel	Jul. 31, 2013 Amended Plans December 31, 2017 Board of Director
Stock-based compensation
Number of awards granted (in shares)												770	80
Number of awards available under the plan (in shares)												1,000	80
Conversion factor (in shares)														1,090.6
Vesting period						6 months	2 years			5 years
Aggregate fair value														$ 14,500,000
Percentage of awards vested															25.00%	25.00%	15.00%	15.00%	18.75%	15.00%	18.75%	15.00%	18.75%	15.00%	18.75%
Number of awards (in shares)														927,000
Number of awards granted (in shares)					49,600
Stock compensation expense (in dollars)	$ 4,312,000	$ 541,000	$ 705,000	$ 821,000				$ 2,300,000	$ 100,000	$ 4,312,000	$ 541,000